15. Property and equipment (Details 1)	12 Months Ended
Dec. 31, 2019
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	40 years
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	24 years
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	8 years
Facilites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	12 years
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	9 years
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years